Results of discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain from discontinued operations, net of taxes (in USD)	$ (2.8)	$ (24.3)	$ (4.5)	$ (2.5)	$ 186.7	$ (36.1)	$ (5.2)	$ (22.7)	$ (34.1)	$ 122.7	$ (754.5)
Impairment of assets held for sale									0.0	0.0	636.9
Goodwill impairment charge									0.0	0.0	198.9
DERMAGRAFT | Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income taxes									18.9	211.3	326.4
(Loss)/gain from discontinued operations, net of taxes (in USD)									$ (34.1)	$ 122.7	(754.5)
Impairment of assets held for sale											636.9
Goodwill impairment charge											191.8
Continung operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment charge											$ 7.1